FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Foreign currency / interest rate swap derivatives
Financial assets		$ 0.8
Financial liabilities	$ 0.8
Accrued expense and other liabilities
Pension	6.5
Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	200.0	$ 156.7
Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	$ 172.2	$ 2.4
Quoted prices in active markets for identical assets (Level 1) [Member]
Foreign currency / interest rate swap derivatives
Financial assets
Financial liabilities
Accrued expense and other liabilities
Pension
Quoted prices in active markets for identical assets (Level 1) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents	$ 200.0	$ 156.7
Quoted prices in active markets for identical assets (Level 1) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents	$ 172.2	2.4
Significant other observable inputs (Level 2) [Member]
Foreign currency / interest rate swap derivatives
Financial assets		$ 0.8
Financial liabilities	$ 0.8
Accrued expense and other liabilities
Pension
Significant other observable inputs (Level 2) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents
Significant other observable inputs (Level 2) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents
Significant unobservable inputs (Level 3) [Member]
Foreign currency / interest rate swap derivatives
Financial assets
Financial liabilities
Accrued expense and other liabilities
Pension	$ 6.5
Significant unobservable inputs (Level 3) [Member] | Time deposits [Member]
Cash and cash equivalents
Cash and cash equivalents
Significant unobservable inputs (Level 3) [Member] | Restricted cash [Member]
Cash and cash equivalents
Cash and cash equivalents